SCHEDULE OF EARNINGS PER SHARE, BASIC AND DILUTED (Details) - USD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
(Loss) earnings per share
Net (loss) income attributable to the Company		$ (6,055,713)	$ (7,200,263)	$ 3,235,559
Weighted average number of common shares outstanding - Basic	[1]	10,919,386	10,598,989	10,301,133
Dilutive securities -unexercised warrants and options				15,099
Weighted average number of common shares outstanding – diluted	[1]	10,919,386	10,598,989	10,316,232
(Loss) earnings per share - Basic		$ (0.55)	$ (0.68)	$ 0.31
(Loss) earnings per share – Diluted		$ (0.55)	$ (0.68)	$ 0.31

[1]	Retroactively restated for twenty-for-one share consolidation on November 6, 2023.